Details of Significant Accounts - Accounts receivable, schedule of ageing analysis of accounts receivable (Details) - Accounts receivable - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Accounts receivable	$ 7,902	$ 6,992
Cost | Not past due
Disclosure of provision matrix [line items]
Accounts receivable	7,535	5,791
Cost | Up to 30 days
Disclosure of provision matrix [line items]
Accounts receivable	261	594
Cost | 31 to 90 days
Disclosure of provision matrix [line items]
Accounts receivable	213	340
Cost | 91 to 180 days
Disclosure of provision matrix [line items]
Accounts receivable	65	196
Cost | Over 181 days
Disclosure of provision matrix [line items]
Accounts receivable	94	71
Less: Allowance for expected credit losses
Disclosure of provision matrix [line items]
Accounts receivable	$ (266)	$ 0